Revenue - Deferred revenue (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	3 Months Ended	5 Months Ended	7 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Aug. 27, 2020
Movement in Deferred Revenue [Roll Forward]
Deferred revenue, Beginning balance	$ 260,584	$ 84,400	$ 311,170
Billings deferred	67,034	284,952	163,333
Recognition of prior deferred revenue	(91,701)	(108,768)	(273,851)
Deferred revenue, Ending balance	$ 235,917	$ 260,584	$ 200,652